Fixed Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Fixed Assets [Line Items]
Fixed assets reclassified, value		€ 2,491	€ 2,412
Disposals of fixed assets	€ 2,681
Borrowing costs capitalized	6,901
Fixed assets acquired on credit	904
Payment for fixed assets on credit		€ 520
Subsidiaries [Member]
Fixed Assets [Line Items]
Fixed assets pledged as security for bank loans	€ 379,827